Other Long-Term Receivable (Tables)	12 Months Ended
Sep. 30, 2023
Other Long-Term Receivable [Abstract]
Schedule of Other Long-Term Receivable	Other long-term receivable as of September 30, 2023 and 2022 consisted of the following:
	September 30, 2023	September 30, 2022
Escrow deposits for IPO proceeds	$-	$400,000
Long- term deposits for contracts performance	-	313,986
Other long-term receivables	248,011	109,130
Total	$248,011	$823,116